Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	kr 12,849	kr 12,857
Impairment losses	(400)	(600)
Translation differences		(771)
Property, plant and equipment, closing balance	13,850	12,849
Real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2,849
Translation differences		(142)
Property, plant and equipment, closing balance	2,715	2,849
Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	358
Translation differences		(70)
Property, plant and equipment, closing balance	626	358
Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	8,771
Translation differences		(559)
Property, plant and equipment, closing balance	9,494	8,771
Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	871
Property, plant and equipment, closing balance	1,015	871
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	43,556	42,551
Additions	5,118	3,975
Balances regarding acquired/divested business	(284)	(127)
Sales/disposals	(4,369)	(3,895)
Translation differences	1,051	1,052
Property, plant and equipment, closing balance	45,072	43,556
Cost [member] | Real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	6,844	6,510
Additions	81	11
Balances regarding acquired/divested business	(167)
Sales/disposals	(568)	(484)
Reclassiﬁcations	369	566
Translation differences	196	241
Property, plant and equipment, closing balance	6,755	6,844
Cost [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	3,372	3,819
Additions	272	124
Balances regarding acquired/divested business	173	(11)
Sales/disposals	(346)	(649)
Reclassiﬁcations	(24)	8
Translation differences	65	81
Property, plant and equipment, closing balance	3,512	3,372
Cost [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	32,469	30,614
Additions	2,650	1,976
Balances regarding acquired/divested business	(317)	(116)
Sales/disposals	(2,941)	(2,430)
Reclassiﬁcations	1,178	1,707
Translation differences	751	718
Property, plant and equipment, closing balance	33,790	32,469
Cost [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	871	1,608
Additions	2,115	1,864
Balances regarding acquired/divested business	27
Sales/disposals	(514)	(332)
Reclassiﬁcations	(1,523)	(2,281)
Translation differences	39	12
Property, plant and equipment, closing balance	1,015	871
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(29,420)	(28,369)
Depreciations	(3,587)	(3,275)
Balances regarding acquired/divested business	464	76
Sales/disposals	3,394	2,919
Translation differences	(730)
Property, plant and equipment, closing balance	(29,879)	(29,420)
Accumulated depreciation and amortization [member] | Real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(3,703)	(3,529)
Depreciations	(406)	(425)
Balances regarding acquired/divested business	97
Sales/disposals	379	393
Translation differences	(112)
Property, plant and equipment, closing balance	(3,745)	(3,703)
Accumulated depreciation and amortization [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(2,948)	(3,288)
Depreciations	(203)	(211)
Balances regarding acquired/divested business	12	5
Sales/disposals	323	615
Reclassiﬁcations	34	1
Translation differences	(61)
Property, plant and equipment, closing balance	(2,843)	(2,948)
Accumulated depreciation and amortization [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(22,769)	(21,552)
Depreciations	(2,978)	(2,639)
Balances regarding acquired/divested business	355	71
Sales/disposals	2,692	1,911
Reclassiﬁcations	(34)	(1)
Translation differences	(557)
Property, plant and equipment, closing balance	(23,291)	(22,769)
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(1,287)	(1,325)
Balances regarding acquired/divested business	2
Impairment losses	(360)	(568)
Sales/disposals	345	655
Translation differences	(43)	(49)
Property, plant and equipment, closing balance	(1,343)	(1,287)
Accumulated impairment losses [member] | Real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(292)	(241)
Balances regarding acquired/divested business	1
Impairment losses	(56)	(119)
Sales/disposals	61	78
Translation differences	(9)	(10)
Property, plant and equipment, closing balance	(295)	(292)
Accumulated impairment losses [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(66)	(64)
Impairment losses	6	(22)
Sales/disposals	19	20
Translation differences	(2)
Property, plant and equipment, closing balance	(43)	(66)
Accumulated impairment losses [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(929)	(1,020)
Balances regarding acquired/divested business	1
Impairment losses	(280)	(427)
Sales/disposals	235	557
Translation differences	(32)	(39)
Property, plant and equipment, closing balance	(1,005)	kr (929)
Accumulated impairment losses [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	(30)
Sales/disposals	kr 30